Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Prepayments and other current assets
Input value added tax ("VAT")		¥ 927,645	¥ 489,700
Prepaid expenses		109,702	63,780
Accrued interest income		185,555	40,447
Deposits		28,098	16,749
Others		256,996	109,307
Total	$ 219,329	¥ 1,507,996	¥ 719,983